Events after the Reporting Period - Additional Information (Detail) - Dividend transaction [member]	Feb. 21, 2018 CAD / shares
Disclosure of non-adjusting events after reporting period [Line Items]
Dividends payable declared date	Feb. 21, 2018
Dividends payable amount per share	CAD 0.1375
Dividend payable date	Apr. 12, 2018
Dividends payable record date	Mar. 29, 2018